Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,368,000
Previously Paid Amount	0.00
Total Fee Amount	515.64
Total Offset Amount	0.00
Net Fee	515.64
Narrative - Max Aggregate Offering Price	$ 3,368,000
Final Prospectus	true